Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.2%

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$1,015	$1,197,982

New Jersey — 121.3%
Corporate — 1.5%
New Jersey Economic Development Authority, RB(a)
Series A, (NPFGC), 5.25%, 07/01/25	535	626,154
Series A, (NPFGC), 5.25%, 07/01/26	1,415	1,709,116
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	2,230	2,299,619
3.50%, 04/01/42	1,675	1,719,736
Series A, AMT, 2.20%, 10/01/39(b)	850	888,985

		7,243,610
County/City/Special District/School District — 10.2%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	11,130	12,313,152
5.25%, 11/01/44	3,755	4,089,800
City of Bayonne New Jersey, Refunding GO, (BAM, SAW), 5.00%, 07/01/26(c)	3,720	4,458,409
County of Essex New Jersey, GO, Series B, (SCH BD RES FD), 3.00%, 09/01/46	1,700	1,769,392
County of Mercer New Jersey, Refunding GO, 2.38%, 02/15/30	1,640	1,734,774
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	575	639,304
Essex County Improvement Authority, Refunding RB (NPFGC GTD), 5.50%, 10/01/27	250	315,818
(NPFGC GTD), 5.50%, 10/01/28	4,840	6,270,099
Ewing Township Board of Education, GO (SCH BD RES FD), 4.00%, 07/15/38	1,470	1,703,129
(SCH BD RES FD), 4.00%, 07/15/39	1,330	1,539,420
Gloucester County Improvement Authority, RB (BAM), 4.00%, 07/01/46	465	536,586
(BAM), 4.00%, 07/01/51	645	743,239
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	2,800	3,194,285
Hudson County Improvement Authority, RB, CAB, Series A-1, (NPFGC GTD), 0.00%, 12/15/32(d)	1,000	791,437
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(c)	3,065	3,299,102
Series KK, 5.00%, 09/01/22(c)	325	337,900
Series QQQ, 4.00%, 06/15/50	2,070	2,327,251
Township of Irvington New Jersey, Refunding GO, Series A, (AGM, SAW), 5.00%, 07/15/33	1,175	1,305,961
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	650	652,489

		48,021,547
Education — 18.8%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,300	1,412,492
Clifton Board Of Education GO (AGM), 2.25%, 08/15/45	3,425	3,243,328
(AGM), 2.25%, 08/15/46	3,425	3,219,418

Security	Par (000)	Value

Education (continued)
Gloucester County Improvement Authority, RB 5.00%, 07/01/44	$1,985	$2,253,727
Series A, 5.00%, 07/01/31	1,950	2,242,369
Series A, 5.00%, 07/01/32	1,775	2,038,903
Series A, 5.00%, 07/01/33	2,250	2,581,655
Series A, 5.00%, 07/01/34	1,200	1,375,571
New Jersey Economic Development Authority, RB Series A, 5.00%, 01/01/35	2,000	2,102,574
Series A, 5.00%, 07/01/38	190	223,604
Series A, 5.00%, 07/01/47	795	845,548
Series A, 5.00%, 01/01/48	2,000	2,079,138
Series A, 5.00%, 07/01/50	495	573,102
Series A, 5.25%, 11/01/54(e)	2,235	2,361,514
Series WW, 5.25%, 06/15/25(c)	460	538,263
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	3,990	4,740,268
(AGM), 5.00%, 06/01/42	810	953,815
New Jersey Educational Facilities Authority, RB Series A, 5.00%, 07/01/45	1,345	1,633,735
Series C, (AGM), 3.25%, 07/01/49	585	620,585
Series C, (AGM), 4.00%, 07/01/50	495	563,681
New Jersey Educational Facilities Authority, Refunding RB
Series A, (BAM), 5.00%, 07/01/28	1,135	1,340,623
Series A, 5.00%, 07/01/39	15,555	17,216,258
Series A, 5.00%, 07/01/44	3,540	3,904,043
Series A, 4.00%, 07/01/47	1,145	1,244,607
Series D, 5.00%, 07/01/38	500	533,283
Series D, 5.00%, 07/01/43	600	638,015
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 4.00%, 12/01/28.	385	397,123
Series 1A, AMT, 4.50%, 12/01/28	1,015	1,052,398
Series 1A, AMT, 4.00%, 12/01/29	255	262,991
Series 1A, AMT, 4.50%, 12/01/29	1,280	1,326,968
Series 1A, AMT, 4.63%, 12/01/30	1,255	1,302,542
Series 1A, AMT, 4.00%, 12/01/31	410	422,721
Series 1A, AMT, 4.13%, 12/01/35	250	255,758
Series 1A-1, AMT, 4.00%, 12/01/29	2,185	2,312,276
Series 1A-1, AMT, 4.25%, 12/01/32	790	838,676
Series 1A-1, AMT, 4.50%, 12/01/36	690	727,312
Sub-Series C, AMT, 4.00%, 12/01/48	1,760	1,902,148
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/26	585	586,987
Series 1, AMT, 5.38%, 12/01/24	485	486,602
Series B, AMT, 3.00%, 12/01/32	3,435	3,568,099
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/45	7,500	8,548,650
Newark Board of Education Refunding GO
(BAM SCH BD RES FD), 3.00%, 07/15/38	700	744,643
(BAM SCH BD RES FD), 3.00%, 07/15/41	1,500	1,589,405
Newark Board of Education, Refunding GO (BAM SCH BD RES FD), 3.00%, 07/15/39	120	127,622
Sustainability Bonds, (BAM), 3.00%, 07/15/42	485	512,866
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	1,565	1,675,791

		89,121,697

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health — 8.3%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/33	$2,000	$2,182,043
Middlesex County Improvement Authority, RB, AMT, (AMBAC), 5.50%, 09/01/30	475	476,710
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	675	773,605
5.00%, 01/01/39	675	762,240
New Jersey Health Care Facilities Financing Authority RB
2.38%, 07/01/46	1,495	1,423,089
3.00%, 07/01/51	760	792,396
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,270	2,664,873
4.00%, 07/01/44	2,175	2,437,124
Series A, 5.50%, 07/01/43	7,105	7,664,377
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/25	1,000	1,031,429
5.00%, 07/01/26	3,720	3,836,652
5.00%, 07/01/28	3,000	3,298,872
5.00%, 07/01/29	715	785,863
5.00%, 07/01/34	1,330	1,575,022
5.00%, 07/01/39	1,825	2,143,218
4.00%, 07/01/41	1,600	1,791,277
Series A, 4.00%, 07/01/43	1,865	2,063,214
Series A, 5.00%, 07/01/43	3,080	3,633,633

		39,335,637

Housing — 5.9%
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	2,260	2,266,170
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,714,691
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	1,710	1,615,411
Series H, 2.30%, 10/01/46	1,285	1,194,111
Series H, 2.40%, 04/01/52	1,285	1,191,448
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series 2, AMT, 4.60%, 11/01/38	3,120	3,190,808
Series 2, AMT, 4.75%, 11/01/46	3,795	3,861,970
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	475	460,450
Series A, 4.00%, 11/01/48	370	398,202
Series A, (HUD SECT 8), 2.55%, 11/01/50	430	413,815
Series A, 4.10%, 11/01/53	220	235,810
Series A, (HUD SECT 8), 2.63%, 11/01/56	430	413,585
Series D, AMT, 4.25%, 11/01/37	490	526,915
Series D, AMT, 4.35%, 11/01/42	1,000	1,067,901
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	3,420	3,777,647

Security	Par (000)	Value

Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing (continued)
Series E, 2.25%, 10/01/40	$1,500	$1,496,655
Series E, 2.40%, 10/01/45	1,155	1,157,222

		27,982,811

State — 33.9%
Garden State Preservation Trust, RB, CAB(d) Series B, (AGM), 0.00%, 11/01/23	15,725	15,492,899
Series B, (AGM), 0.00%, 11/01/25	10,000	9,550,040
Garden State Preservation Trust, Refunding RB, Series C, (AGM), 5.25%, 11/01/21	7,705	7,706,996
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	2,930	3,273,217
Series A, (NPFGC), 5.25%, 07/01/24	1,785	1,997,028
Series A, (NPFGC), 5.25%, 07/01/25	4,465	5,174,399
Series A, (NPFGC), 5.25%, 07/01/26	7,415	8,833,378
Series B, 5.00%, 06/15/43	1,235	1,483,967
Series EEE, 5.00%, 06/15/43	5,395	6,507,627
Series WW, 5.25%, 06/15/33	380	436,322
Series WW, 5.00%, 06/15/34	5,500	6,259,962
Series WW, 5.00%, 06/15/36	3,115	3,539,210
Series WW, 5.25%, 06/15/40	7,915	8,982,330
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/24	5,000	5,126,690
5.00%, 06/15/26	1,250	1,281,566
5.00%, 06/15/28	2,430	2,480,969
5.00%, 06/15/29	3,195	3,275,102
4.00%, 07/01/46	2,770	3,100,550
Series N-1, (AMBAC), 5.50%, 09/01/26	800	967,473
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,240,407
Series NN, 5.00%, 03/01/29	5,000	5,296,745
Sub-Series A, 4.00%, 07/01/32	5,000	5,557,500
Sub-Series A, 5.00%, 07/01/33	3,875	4,559,170
Sub-Series A, 4.00%, 07/01/34	7,300	8,061,923
New Jersey Educational Facilities Authority, RB Series A, 4.00%, 09/01/28	9,705	10,592,018
Series A, 5.00%, 09/01/33	5,370	5,982,255
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/22(a)	4,200	4,273,823
South Jersey Port Corp., ARB Series B, AMT, 5.00%, 01/01/42	3,000	3,467,295
Series B, AMT, 5.00%, 01/01/48	1,500	1,710,558
State of New Jersey, GO 2.00%, 06/01/32	1,900	1,864,366
2.00%, 06/01/37	3,225	3,050,460
Series A, 4.00%, 06/01/32	7,755	9,496,998

		160,623,243

Tobacco — 5.5%
Tobacco Settlement Financing Corp., Refunding RB Series A, 5.00%, 06/01/46	3,000	3,530,430
Series A, 5.25%, 06/01/46	1,960	2,346,038
Sub-Series B, 5.00%, 06/01/46	17,315	19,929,911

		25,806,379

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation — 30.0%
New Brunswick Parking Authority, Refunding RB, Series B, (AGM MUN GOVT GTD), 3.00%, 09/01/39	$2,500	$2,607,077
New Jersey Economic Development Authority, RB AMT, 5.13%, 01/01/34	2,290	2,493,755
AMT, 5.38%, 01/01/43	7,730	8,479,107
New Jersey Transportation Trust Fund Authority Refunding RB, Series A, 4.00%, 06/15/36	2,655	3,084,295
New Jersey Transportation Trust Fund Authority, RB Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,367,050
Series A, 5.00%, 06/15/30	2,250	2,632,291
Series A, 5.00%, 06/15/42	5,000	5,136,670
Series AA, 5.00%, 06/15/33	3,000	3,088,851
Series AA, 5.25%, 06/15/33	5,690	6,108,073
Series AA, 5.25%, 06/15/34	1,305	1,496,864
Series AA, 5.00%, 06/15/38	2,340	2,578,191
Series AA, 4.00%, 06/15/50	6,300	7,019,567
Series B, 5.00%, 06/15/33	1,340	1,638,122
Series BB, 4.00%, 06/15/50	3,325	3,696,033
Series D, 5.00%, 06/15/32	3,300	3,712,728
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	6,000	4,272,762
Series C, (AGM), 0.00%, 12/15/32	8,800	6,926,709
Series C, (AMBAC), 0.00%, 12/15/35	4,160	3,025,119
Series C, (AMBAC), 0.00%, 12/15/36	7,210	5,051,578
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	165	186,592
Series A, 5.00%, 06/15/26	400	472,156
Series A, 5.00%, 06/15/31	7,480	8,827,947
Series A, 5.00%, 06/15/32	750	969,040
Series A, 5.00%, 12/15/32	4,285	5,244,510
Series A, 4.00%, 06/15/34	1,950	2,305,413
Series A, 4.00%, 06/15/35	2,950	3,445,382
Series A, 5.00%, 12/15/35	1,095	1,331,487
New Jersey Turnpike Authority, RB Series A1, 5.00%, 01/01/35	1,440	1,721,497
Series E, 5.00%, 01/01/45	8,000	8,964,256
New Jersey Turnpike Authority, Refunding RB Series A, (AGM), 5.25%, 01/01/29	4,000	5,142,516
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	642,814
Series A, (AGM), 5.25%, 01/01/30	4,000	5,242,452
Series B, 5.00%, 01/01/34	2,300	2,793,557
Series B, 5.00%, 01/01/40	5,740	6,906,236
Series G, 5.00%, 01/01/36	5,000	6,045,060
Series G, 4.00%, 01/01/43	3,320	3,720,428
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	2,865	3,479,903

		141,856,088

Utilities — 7.2%
Essex County Utilities Authority, Refunding RB, (AGC GTD), 4.13%, 04/01/22	2,000	2,004,562
New Jersey Infrastructure Bank, RB 2.00%, 09/01/42	1,320	1,275,290
2.00%, 09/01/43	915	883,014
2.25%, 09/01/50	2,245	2,195,419

Security	Par (000)	Value

Utilities (continued)
Passaic Valley Sewerage Commission, Refunding RB Series J, (AGM), 3.00%, 12/01/40	$1,140	$1,214,615
Series J, (AGM), 3.00%, 12/01/41	1,170	1,245,869
Series J, (AGM), 3.00%, 12/01/42	1,190	1,264,802
Series J, (AGM), 3.00%, 12/01/43	1,220	1,293,987
Series J, (AGM), 3.00%, 12/01/44	1,250	1,323,066
Series J, (AGM), 3.00%, 12/01/45	1,275	1,347,813
Rahway Valley Sewerage Authority, RB, CAB(d) Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,877,112
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,937,070
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,422,790
Series A, (NPFGC), 0.00%, 09/01/33	2,350	1,817,084

		34,102,493

Total Municipal Bonds in New Jersey		574,093,505

New York — 6.5%

Transportation — 6.5%
Port Authority of New York & New Jersey, ARB Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,138,862
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	1,640	1,914,449
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	2,485	2,793,143
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,165	2,465,355
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	3,110	3,705,266
Consolidated, 206th Series, AMT, 5.00%, 11/15/47	3,475	4,119,067
Series 178th, AMT, 5.00%, 12/01/33	4,005	4,362,234
Series 223, AMT, 4.00%, 07/15/51	2,960	3,380,956
Port Authority of New York & New Jersey, Refunding RB Consolidated, 200th Series, 5.00%, 09/01/36	3,090	3,884,736
Consolidated, 212th Series, 4.00%, 09/01/37	2,460	2,874,790

Total Municipal Bonds in New York		30,638,858

Pennsylvania — 2.7%

Transportation — 2.7%
Delaware River Port Authority, RB 5.00%, 01/01/29	2,000	2,199,934
5.00%, 01/01/37	8,830	9,668,312
Delaware River Port Authority, Refunding RB, 5.00%, 01/01/27	785	826,823

Total Municipal Bonds in Pennsylvania		12,695,069

Puerto Rico — 4.7%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	583	648,469
Series A-1, Restructured, 5.00%, 07/01/58	3,462	3,908,459
Series A-2, Restructured, 4.33%, 07/01/40	11,732	12,865,311
Series A-2, Restructured, 4.78%, 07/01/58	878	978,276
Series B-1, Restructured, 4.75%, 07/01/53	638	707,278
Series B-2, Restructured, 4.78%, 07/01/58	618	688,060
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	7,564	2,463,610

Total Municipal Bonds in Puerto Rico		22,259,463

Total Municipal Bonds — 135.4% (Cost: $587,653,816)		640,884,877

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 23.2%

County/City/Special District/School District — 6.1%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	$3,120	$3,648,181
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	7,574	7,598,739
Series A, AMT, 5.25%, 12/01/31	17,300	17,366,268

		28,613,188

Education — 7.3%
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	9,749	9,814,763
AMT, 3.00%, 08/01/43(g)	14,021	14,115,614
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23	10,000	10,707,935

		34,638,312

Health — 3.1%
New Jersey Health Care Facilities Financing Authority, RB
4.00%, 07/01/47	6,133	6,695,600
4.00%, 07/01/51	7,006	8,063,381

		14,758,981

State — 4.7%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	12,460	15,125,971
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/29(g)	6,698	7,095,703

		22,221,674

Transportation — 2.0%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(g)	9,300	9,595,668

Total Municipal Bonds in New Jersey		109,827,823

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.2% (Cost: $105,717,684)		109,827,823

Total Long-Term Investments — 158.6% (Cost: $693,371,500)		750,712,700

Security	Par (000)	Value

Short-Term Securities

Commercial Paper — 1.1%
Port Authority of New York & New Jersey, Refunding ARB, 0.13%, 03/03/22	$5,100	$5,099,829

		5,099,829

	Shares

Money Market Funds — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	7,641,711	7,642,475

Total Short-Term Securities — 2.7% (Cost: $12,742,475)		12,742,304

Total Investments — 161.3% (Cost: $706,113,975)		763,455,004

Other Assets Less Liabilities — 1.6%		7,668,857

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.9)%		(61,217,843)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.0)%		(236,690,800)

Net Assets Applicable to Common Shares — 100.0%		$473,215,218

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2022 to February 1, 2037, is $24,100,690.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$22,337,405	$—	$(14,694,710	)(a)	$(220)	$—	$7,642,475	7,641,711	$96	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	58	12/21/21	$7,578	$132,075
U.S. Long Bond	27	12/21/21	4,342	42,400
5-Year U.S. Treasury Note	53	12/31/21	6,450	86,539

				$261,014

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$640,884,877	$—	$640,884,877
Municipal Bonds Transferred to Tender Option Bond Trusts	—	109,827,823	—	109,827,823
Short-Term Securities
Commercial Paper	—	5,099,829	—	5,099,829
Money Market Funds	7,642,475	—	—	7,642,475

	$7,642,475	$755,812,529	$—	$763,455,004

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$261,014	$—	$—	$261,014

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(61,205,500)	$—	$(61,205,500)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$(298,305,500)	$—	$(298,305,500)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development

Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

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